PGIM S&P 500 Buffer 20 ETF - May
Schedule of Investments  (unaudited)
as of July 31, 2026
Description	Shares	Value
Short-Term Investments 104.5%
Affiliated Mutual Fund 0.9%
PGIM Core Government Money Market Fund (7-day effective yield 3.777%) (cost $334,679)(wb)	334,679	$334,679
Options Purchased*~ 103.6%
(cost $37,210,252)		37,638,937

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 104.5% (cost $37,544,931)		37,973,616
Options Written*~ (4.5)%
(premiums received $1,892,408)		(1,632,270)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $35,652,523)		36,341,346
Liabilities in excess of other assets (0.0)%		(15,038)

Net Assets 100.0%		$36,326,308

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	04/30/27	$7.19		494		49	$36,319,685
State Street SPDR S&P 500 ETF Trust	Put	04/30/27	$718.66		494		49	1,319,252
Total Options Purchased (cost $37,210,252)								$37,638,937
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	04/30/27	$799.87		494		49	$(1,237,144)
State Street SPDR S&P 500 ETF Trust	Put	04/30/27	$574.93		494		49	(395,126)
Total Options Written (premiums received $1,892,408)								$(1,632,270)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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